Taxation (Details) - Schedule of Valuation Allowance of Deferred Tax Assets - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance	$ 121,016	$ 90,991
Additions		29,751
Decrease	(7,098)
Foreign currency translation adjustments	846	274
Balance	$ 114,764	$ 121,016